Borrowings - Long-Term Debt, Debt Issued (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Euro fixed-rate notes
Notes Issued
Aggregate amount of debt issued		$ 4,100
Fixed rate debt due in 2021
Notes Issued
Outstanding debt redeemed		$ 2,900
Aggregate principal redeemed (as a percent)		100.00%
Loss upon redemption on notes		$ (49)
IBM Credit LLC | Fixed rate debt due in 2021 to 2023
Notes Issued
Outstanding debt redeemed	$ 1,750
Aggregate principal redeemed (as a percent)	100.00%
Loss upon redemption on notes	$ (22)